Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions) ($)(6)	Adjusted Operating Income (Loss) (in millions) $(7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	7,755,707	3,958,341	2,261,285	1,378,345	25	174	(482)	(343)
2022	8,523,181	(529,993)	2,319,423	182,859	70	124	(211)	(210)
2021	9,042,187	3,694,088	2,503,369	1,371,128	158	150	178	245
2020	7,725,640	25,188,735	2,687,139	5,384,381	232	141	629	397

(1)
Bruce K. Thorn was our Chief Executive Officer for each year shown. The amounts shown reflect the amounts of total compensation reported for Mr. Thorn for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Thorn as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Thorn during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for Mr. Thorn in the “Total” column of the Summary Compensation Table for fiscal 2023:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2023	7,755,707	(5,019,800)	1,222,434	3,958,341

(a)
The amount shown reflects the amount reported for Mr. Thorn in the “Stock Awards” column of the Summary Compensation Table for fiscal 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of fiscal 2023 of the equity awards that we granted to Mr. Thorn during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023; (ii) the change (positive or negative) in the fair value as of the end of fiscal 2023 from the end of fiscal 2022 of any equity awards that we granted to Mr. Thorn in prior years that were unvested and outstanding as of the end of fiscal 2023; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of fiscal 2022 of any equity awards that we granted to Mr. Thorn in prior years that vested during fiscal 2023. The amounts added or subtracted in calculating the equity award adjustments for fiscal 2023 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	2,542,949	(1,037,418)	(283,097)	1,222,434

(3)
During fiscal 2023, our other named executive officers consisted of Jonathan E. Ramsden, Margarita Giannantonio, Michael A. Schlonsky and Ronald A. Robins, Jr. During fiscal 2022, our other named executive officers consisted of Jonathan E. Ramsden, Michael A. Schlonsky, Ronald A. Robins, Jr., Gene Eddie Burt and Jack A. Pestello. During fiscal 2021, our other named executive officers consisted of Mr. Ramsden, Mr. Pestello, Mr. Schlonsky and Mr. Robins. During fiscal 2020, our other named executive officers consisted of Mr. Ramsden, Mr. Schlonsky, Mr. Robins, Mr. Pestello and Lisa M.

Bachmann. The amounts shown reflect the average of the amounts of total compensation reported for our other named executive officers for each corresponding year in the “Total” column of the Summary Compensation Table.
(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other named executive officers as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other named executive officers during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation reported for our other named executive officers in the “Total” column of the Summary Compensation Table for fiscal 2023:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2023	2,261,285	(1,226,843)	343,904	1,378,345

(a)
The amount shown reflects the average of the amounts reported for our other named executive officers in the “Stock Awards” column of the Summary Compensation Table for fiscal 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of fiscal 2023 of the equity awards that we granted to our other named executive officers during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023; (ii) the average change (positive or negative) in the fair value as of the end of fiscal 2023 from the end of fiscal 2022 of any equity awards that we granted to our other named executive officers in prior years that were unvested and outstanding as of the end of fiscal 2023; (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of fiscal 2022 of any equity awards that we granted to our other named executive officers in prior years that vested during fiscal 2023; and (iv) a deduction for the average fair value as of the end of fiscal 2022 of equity awards granted in prior years that fail to meet the applicable vesting conditions during fiscal 2023. The amounts added or subtracted in calculating the equity award adjustments for fiscal 2023 are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	604,438	(193,759)	(66,776)	0	343,904

(5)
The peer group used for this purpose is the Standard & Poor’s 500 Retailing Index, which is the same index that we use in our 2023 Form 10-K. The comparison assumes $100 was invested for the period starting February 1, 2020, through the end of the listed year in the Company and in the Standard & Poor’s 500 Retailing Index, respectively.

(6)
The amounts shown reflect the net income reported in the Company’s audited financial statements for the corresponding year.

(7)
Adjusted operating income is a non-GAAP financial measure. For fiscal 2020, adjusted operating income was equal to operating income ($856,548,000) less the gain on sale of distribution centers and related expenses (459,097,000). For fiscal 2021, adjusted operating income was equal to the sum of operating income and store asset impairment charges. For fiscal 2022, adjusted operating income was equal to (a) the sum of (i) operating income and (ii) store asset impairment charges less (b) the gain on sale of real estate and related expenses. For fiscal 2023, adjusted operating income was equal to (a) the sum of (i) operating income, (ii) synthetic lease exit costs and related expenses, (iii) forward distribution center contract termination costs and related expenses, (iv) store asset impairment charges and (v) fees related to a cost reduction and productivity initiative less (b) the gain on sale of real estate and related expenses. Reconciliations of adjusted operating income to operating income (the most directly comparable GAAP financial measures) for fiscal 2021, fiscal 2022 and fiscal 2023 are attached to this Proxy Statement on Appendix A. Adjusted operating income represents the most important performance measure used by the Company to link the compensation actually paid to our named executive officers to Company performance for fiscal 2023. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Operating Income (Loss)
Named Executive Officers, Footnote
(1)
Bruce K. Thorn was our Chief Executive Officer for each year shown. The amounts shown reflect the amounts of total compensation reported for Mr. Thorn for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
During fiscal 2023, our other named executive officers consisted of Jonathan E. Ramsden, Margarita Giannantonio, Michael A. Schlonsky and Ronald A. Robins, Jr. During fiscal 2022, our other named executive officers consisted of Jonathan E. Ramsden, Michael A. Schlonsky, Ronald A. Robins, Jr., Gene Eddie Burt and Jack A. Pestello. During fiscal 2021, our other named executive officers consisted of Mr. Ramsden, Mr. Pestello, Mr. Schlonsky and Mr. Robins. During fiscal 2020, our other named executive officers consisted of Mr. Ramsden, Mr. Schlonsky, Mr. Robins, Mr. Pestello and Lisa M.

Bachmann. The amounts shown reflect the average of the amounts of total compensation reported for our other named executive officers for each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote
(5)
The peer group used for this purpose is the Standard & Poor’s 500 Retailing Index, which is the same index that we use in our 2023 Form 10-K. The comparison assumes $100 was invested for the period starting February 1, 2020, through the end of the listed year in the Company and in the Standard & Poor’s 500 Retailing Index, respectively.

PEO Total Compensation Amount	$ 7,755,707	$ 8,523,181	$ 9,042,187	$ 7,725,640
PEO Actually Paid Compensation Amount	$ 3,958,341	(529,993)	3,694,088	25,188,735
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Thorn as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Thorn during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for Mr. Thorn in the “Total” column of the Summary Compensation Table for fiscal 2023:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2023	7,755,707	(5,019,800)	1,222,434	3,958,341

(a)
The amount shown reflects the amount reported for Mr. Thorn in the “Stock Awards” column of the Summary Compensation Table for fiscal 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of fiscal 2023 of the equity awards that we granted to Mr. Thorn during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023; (ii) the change (positive or negative) in the fair value as of the end of fiscal 2023 from the end of fiscal 2022 of any equity awards that we granted to Mr. Thorn in prior years that were unvested and outstanding as of the end of fiscal 2023; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of fiscal 2022 of any equity awards that we granted to Mr. Thorn in prior years that vested during fiscal 2023. The amounts added or subtracted in calculating the equity award adjustments for fiscal 2023 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	2,542,949	(1,037,418)	(283,097)	1,222,434

Non-PEO NEO Average Total Compensation Amount	$ 2,261,285	2,319,423	2,503,369	2,687,139
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,378,345	182,859	1,371,128	5,384,381
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other named executive officers as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other named executive officers during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation reported for our other named executive officers in the “Total” column of the Summary Compensation Table for fiscal 2023:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2023	2,261,285	(1,226,843)	343,904	1,378,345

(a)
The amount shown reflects the average of the amounts reported for our other named executive officers in the “Stock Awards” column of the Summary Compensation Table for fiscal 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of fiscal 2023 of the equity awards that we granted to our other named executive officers during fiscal 2023 that were unvested and outstanding as of the end of fiscal 2023; (ii) the average change (positive or negative) in the fair value as of the end of fiscal 2023 from the end of fiscal 2022 of any equity awards that we granted to our other named executive officers in prior years that were unvested and outstanding as of the end of fiscal 2023; (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of fiscal 2022 of any equity awards that we granted to our other named executive officers in prior years that vested during fiscal 2023; and (iv) a deduction for the average fair value as of the end of fiscal 2022 of equity awards granted in prior years that fail to meet the applicable vesting conditions during fiscal 2023. The amounts added or subtracted in calculating the equity award adjustments for fiscal 2023 are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	604,438	(193,759)	(66,776)	0	343,904

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Comparison of Cumulative Total Shareholder Return of the Company and Cumulative Total Shareholder Return of the Peer Group
The following chart compares our cumulative total shareholder return over the four most recently completed fiscal years to the cumulative total shareholder return of the Standard & Poor’s 500 Retailing Index over the same period.

Tabular List, Table
Financial Performance Measures
Pay-for-performance is the fundamental objective of our executive compensation philosophy. As a result, the Compensation Committee believes that a majority of each named executive officer’s total compensation should be at risk or variable based on our performance and/or stock price (i.e., performance-based). The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they (1) effectively motivate our executives to achieve performance objectives that directly relate to our operating, financial and strategic goals and create long-term shareholder value and (2) link the interests of our executives with the interests of our shareholders. The financial performance measures used by the Company for fiscal 2023 to link the compensation actually paid to the Company’s named executive officers to Company performance are as follows:
• Adjusted Operating Income	• Comparable Sales
• Adjusted Earnings Per Share — Diluted	• Adjusted Return on Invested Capital
• Relative Total Shareholder Return	• Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 25	70	158	232
Peer Group Total Shareholder Return Amount	174	124	150	141
Net Income (Loss)	$ (482,000,000)	$ (211,000,000)	$ 178,000,000	$ 629,000,000
Company Selected Measure Amount	(343,000,000)	(210,000,000)	245,000,000	397,000,000
Operating Income (Loss)				$ (856,548,000)
Gain (Loss) on Sale of Distribution Centers				$ (459,097,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(7)
Adjusted operating income is a non-GAAP financial measure. For fiscal 2020, adjusted operating income was equal to operating income ($856,548,000) less the gain on sale of distribution centers and related expenses (459,097,000). For fiscal 2021, adjusted operating income was equal to the sum of operating income and store asset impairment charges. For fiscal 2022, adjusted operating income was equal to (a) the sum of (i) operating income and (ii) store asset impairment charges less (b) the gain on sale of real estate and related expenses. For fiscal 2023, adjusted operating income was equal to (a) the sum of (i) operating income, (ii) synthetic lease exit costs and related expenses, (iii) forward distribution center contract termination costs and related expenses, (iv) store asset impairment charges and (v) fees related to a cost reduction and productivity initiative less (b) the gain on sale of real estate and related expenses. Reconciliations of adjusted operating income to operating income (the most directly comparable GAAP financial measures) for fiscal 2021, fiscal 2022 and fiscal 2023 are attached to this Proxy Statement on Appendix A. Adjusted operating income represents the most important performance measure used by the Company to link the compensation actually paid to our named executive officers to Company performance for fiscal 2023. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Comparable Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share — Diluted
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,019,800)
PEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,434
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,542,949
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,037,418)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,097)
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,904
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	604,438
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,759)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,776)
Non-PEO NEO | Reported Value Of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,226,843)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0